Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio (each a “Fund,” together the “Funds”)

Supplement dated February 11, 2013

to the Funds’ Prospectuses dated June 1, 2012, as supplemented

For each Fund, the Portfolio Managers named under the section “Fund Management” in the Summary of the Fund section is superseded and replaced as follows:

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Jeffrey Knight, CFA	Lead Portfolio Manager	February 2013
Anwiti Bahuguna, Ph.D.	Portfolio Manager	May 2010
Melda Mergen, CFA, CAIA	Portfolio Manager	November 2011
Marie Schofield, CFA	Portfolio Manager	May 2010
Beth Vanney, CFA	Senior Securities Analyst	November 2011

The Portfolio Managers responsible for each Fund’s day-to-day management, as described under the section “Fund Management and Compensation” in the More Information About the Fund section, is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Funds are:

Jeffrey Knight, CFA, Lead Portfolio Manager

•	Managed the Funds since February 2013.
•	Joined the Investment Manager in 2013 as Head of Global Asset Allocation.
•	Prior to February 2013, Mr. Knight was at Putnam Investments.
•	Began investment career in 1987.
•	BA, Colgate University and an MBA, Tuck School of Business.

Anwiti Bahuguna, Ph.D., Portfolio Manager

•	Managed the Funds since May 2010.
•	Joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 2002.
•	Began investment career in 1998.
•	BS from St. Stephen’s College, Delhi University and a Ph.D. from Northeastern University.

Melda Mergen, CFA, CAIA, Portfolio Manager

•	Managed the Funds since November 2011.
•	Joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1999.
•	Began investment career in 1999.
•	BA from Gogazici University and MBA from University of Massachusetts at Amherst.

Marie M. Schofield, CFA, Portfolio Manager

•	Managed the Funds since May 2010.
•	Joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1990.
•	Began investment career in 1975.
•	BS from the College of Saint Rose.

Beth Vanney, CFA, Senior Securities Analyst

•	Managed the Funds since November 2011.
•	Joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1999.
•	Began investment career in 1990.
•	BS from University of Minnesota.

The rest of the section remains unchanged.

Shareholders should retain this Supplement for future reference.

S-6411-7 A (2/13)